Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Class ACIS | DWS CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS CROCI® Sector Opportunities Fund (formerly Deutsche CROCI® Sector Opportunities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 12), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 36) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.19%, 1.94%, 0.94% and 1.04% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund will invest in common stocks of approximately 30 companies selected from among the largest European, US and Japanese companies represented in the CROCI® Investment Strategy and Valuation Group's database of companies evaluated using the Cash Return on Capital Invested (CROCI®) proprietary strategy.

Portfolio management will choose investments from three of the following nine global economic sectors, each of which is comprised of two or more industries (the fund will not focus on the industries within a sector):

  Consumer Discretionary
  Consumer Staples
  Energy
  Healthcare
  Information Technology
  Industrials
  Materials
  Telecom
  Utilities

In addition, the fund may invest without limit in stocks and other securities of companies not publicly traded in the United States.

Management process. Portfolio management intends to invest in stocks of companies that it believes offer "economic value," selected by utilizing the proprietary CROCI® strategy. Periodically, portfolio management will determine the three industry sectors that it believes offer the most favorable economic value. It will then identify approximately ten stocks within each chosen sector that it believes offer the most favorable economic value for such sector – for a typical portfolio at any given time of approximately thirty holdings.

Economic value will be determined through the use of the CROCI® proprietary strategy, among other factors. Under the CROCI® strategy, economic value is measured using various metrics, such as the CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio). The CROCI® Economic P/E Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic P/E Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than thirty stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

The fund is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce portfolio turnover. Typically, the strategy will utilize (i) a buffer that limits replacement of a sector held in the portfolio to when its economic valuation exceeds certain thresholds relative to other sectors; and (ii) a buffer that seeks to reduce turnover by limiting the replacement of a portfolio security to when its economic valuation exceeds certain thresholds relative to other securities. Portfolio management will limit the fund's investments consistent with the fund's policy to not concentrate its investments in any particular industry, and will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.

The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within the DWS Group, through a licensing arrangement with the fund's Advisor.

CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e. accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in what portfolio management believes is an effective and efficient sector and stock selection process targeting investment in real value.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on U.S. and world economies and markets. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, sectors/stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform sectors/stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may not prove to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund's ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI® Investment Process.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	6.05%	March 31, 2016
Worst Quarter	-10.84%	September 30, 2015
Year-to-Date	-2.15%	June 30, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br />(For periods ended 12/31/2017 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Class ACIS | DWS CROCI Sector Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 689
3 Years	rr_ExpenseExampleYear03	1,003
5 Years	rr_ExpenseExampleYear05	1,339
10 Years	rr_ExpenseExampleYear10	2,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,003
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,339
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,286
2015	rr_AnnualReturn2015	(9.09%)
2016	rr_AnnualReturn2016	7.03%
2017	rr_AnnualReturn2017	14.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.84%)
Class ACIS | DWS CROCI Sector Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,570
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,570
Class ACIS | DWS CROCI Sector Opportunities Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	1,453
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	360
5 Years	rr_ExpenseExampleNoRedemptionYear05	643
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,453
Class ACIS | DWS CROCI Sector Opportunities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	391
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,566
Class ACIS | DWS CROCI Sector Opportunities Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2014
Class ACIS | DWS CROCI Sector Opportunities Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2014
Class ACIS | DWS CROCI Sector Opportunities Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2014
Class ACIS | DWS CROCI Sector Opportunities Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2014
Class ACIS | DWS CROCI Sector Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Class ACIS | DWS CROCI Sector Opportunities Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Class ACIS | DWS CROCI Sector Opportunities Fund | MSCI World Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%